SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals)		12 Months Ended
	Jan. 09, 2018	Nov. 30, 2018
Waterproof
Significant Accounting Policies [Line Items]
Percentage owned		49.00%
Household Pests Holdings Inc. ("Household Pests")
Significant Accounting Policies [Line Items]
Percentage owned		50.00%
Majesco Entertainment Company ("Majesco)
Significant Accounting Policies [Line Items]
Percentage owned	51.00%